Business Activities and Related Party Transactions	12 Months Ended
Dec. 31, 2011
Business Activities and Related Party Transactions [Abstract]
Business Activities and Related Party Transactions
4.      Business Activities and Related Party Transactions

At no time after our formation and prior to our initial public offering did we have any operations or own any interest in KMP. Upon the closing of our initial public offering in May 2001, we became a limited partner in KMP and, pursuant to a delegation of control agreement, we assumed the management and control of its business and affairs. Under the delegation of control agreement, Kinder Morgan G.P., Inc. delegated to us, to the fullest extent permitted under Delaware law and KMP’s partnership agreement, all of Kinder Morgan G.P., Inc.’s power and authority to manage and control the business and affairs of KMP, subject to Kinder Morgan G.P., Inc.’s right to approve certain transactions. KMP will either pay directly or reimburse us for all expenses we incur in performing under the delegation of control agreement and will be obligated to indemnify us against claims and liabilities provided that we have acted in good faith and in a manner we believed to be in, or not opposed to, the best interests of KMP and the indemnity is not prohibited by law. KMP consented to the terms of the delegation of control agreement including KMP’s indemnity and reimbursement obligations. We do not receive a fee for our service under the delegation of control agreement, nor do we receive any margin or profit on the expense reimbursement. We incurred, on behalf of KMP, approximately $278.3 million, $289.6 million and $273.2 million of expenses during the years ended December 31, 2011, 2010 and 2009, respectively. The expense reimbursements by KMP to us are accounted for as a reduction to the expense incurred by us. The net monthly balance payable or receivable from these activities is settled in cash in the following month. At December 31, 2011 and 2010, $9.5 million and $10.1 million, respectively, primarily receivables from KMP, are recorded in the caption “Accounts receivable, related party” in the accompanying consolidated balance sheet.

Kinder Morgan Services LLC is our wholly owned subsidiary and provides centralized payroll and employee benefits services to us, Kinder Morgan G.P., Inc., KMP, and KMP’s operating partnerships and subsidiaries (collectively, the “Group”). Employees of KMGP Services Company, Inc., a subsidiary of Kinder Morgan G.P., Inc., are assigned to work for one or more members of the Group. When they do so, they remain under our ultimate management and control. The direct costs of all compensation, benefits expenses, employer taxes and other employer expenses for these employees are allocated and charged by Kinder Morgan Services LLC to the appropriate members of the Group, and the members of the Group reimburse Kinder Morgan Services LLC for their allocated shares of these direct costs. There is no profit or margin charged by Kinder Morgan Services LLC to the members of the Group. The administrative support necessary to implement these payroll and benefits services is provided by the human resource department of KMI, and the related administrative costs are allocated to members of the Group in accordance with expense allocation procedures. The effect of these arrangements is that each member of the Group bears the direct compensation and employee benefits costs of its assigned or partially assigned employees, as the case may be, while also bearing its allocable share of administrative costs. Pursuant to its limited partnership agreement, KMP reimburses Kinder Morgan Services LLC for its share of these administrative costs, and such reimbursements are accounted for as described above. Additionally, KMP reimburses us with respect to costs incurred or allocated to us in accordance with KMP’s limited partnership agreement, the delegation of control agreement among Kinder Morgan G.P., Inc., KMP, us and others, and our limited liability company agreement. During the years ended December 31, 2011, 2010 and 2009, these expenses totaled approximately $388.7 million, $383.4 million and $344.6 million, respectively.